Note 4 - Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Gross	Accumulated Amortization	Net
Intangible assets:
Customer relationships – 10 years	$8,152,000	$(2,713,890)	$5,438,110
Trade name – 10 years	2,119,000	(754,380)	1,364,620
Non-compete agreements – 3 years	374,000	(332,332)	41,668

Total intangible assets	$10,645,000	$(3,800,602)	$6,844,398
	Gross	Accumulated Amortization	Net
Intangible assets:
Customer relationships – 10 years	$8,152,000	$(1,898,691)	$6,253,309
Technology – 7 years	1,303,000	(667,009)	635,991
Trade name – 10 years	2,119,000	(542,480)	1,576,520
Non-compete agreements – 3 years	374,000	(292,333)	81,667

Total intangible assets	$11,948,000	$(3,400,513)	$8,547,487

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2019	$1,067,100
2020	1,028,768
2021	1,027,100
2022	1,027,100
2023	1,027,100
Thereafter	1,667,230

Total	$6,844,398